Schedule of Investments Municipal Fund Inc.^

(Unaudited) July 31, 2020

Principal Amount		Value
Municipal Notes 159.6%
Alabama 2.8%
$1,400,000	Black Belt Energy Gas Dist. Rev. (Goldman Sachs Group, Inc.), Ser. 2018-A, 4.00%, due 12/1/2048 Putable 12/1/2023	$1,539,706
4,400,000	Mizuho Floater/Residual Trust, Ser. 2020, (LOC: Mizuho Bank Ltd.), 0.66%, due 12/1/2048	4,400,000	(a)(b)
1,900,000	Selma IDB Rev. (Int'l Paper Co. Proj.), Ser. 2011-A, 5.38%, due 12/1/2035	1,988,749
		7,928,455
American Samoa 0.7%
1,700,000	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/2029	1,993,964

Arizona 2.5%
500,000	Maricopa Co. Ind. Dev. Au. Ed. Ref. Rev. (Paradise Sch. Proj. Paragon Management, Inc.), Ser. 2016, 5.00%, due 7/1/2036	535,840	(a)
1,410,000	Maricopa Co. Ind. Dev. Au. Sr. Living Facs. Rev. (Christian Care Surprise, Inc. Proj.), Ser. 2016, 5.00%, due 1/1/2026	1,407,293	(a)
2,250,000	Navajo Nation Ref. Rev., Ser. 2015-A, 5.00%, due 12/1/2025	2,441,092	(a)
1,810,000	Phoenix Ind. Dev. Au. Ed. Rev. (Great Hearts Academies Proj.), Ser. 2014, 3.75%, due 7/1/2024	1,891,921
395,000	Phoenix Ind. Dev. Au. Rev. (Deer Valley Veterans Assisted Living Proj.), Ser. 2016-A, 5.13%, due 7/1/2036	373,800
400,000	Phoenix-Mesa Gateway Arpt. Au. Spec. Fac. Rev. (Mesa Proj.), Ser. 2012, 5.00%, due 7/1/2024	430,308
		7,080,254
California 31.7%
1,000,000	California Hlth. Facs. Fin. Au. Rev. (Children's Hosp. Los Angeles), Ser. 2012-A, 5.00%, due 11/15/2026	1,083,770
1,725,000	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Rev. (King City Joint Union High Sch.), Ser. 2010, 5.13%, due 8/15/2024	1,727,674
	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.)
465,000	Ser. 2014, 5.00%, due 7/1/2024	482,047	(a)
630,000	Ser. 2014, 5.13%, due 7/1/2029	655,383	(a)
	California Muni. Fin. Au. Charter Sch. Lease Rev. (Vista Charter Middle Sch. Proj.)
595,000	Ser. 2014, 5.00%, due 7/1/2024	625,952
430,000	Ser. 2014, 5.13%, due 7/1/2029	458,053
500,000	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%, due 7/1/2031	538,320	(a)
570,000	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/2030	609,746	(a)
585,000	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group), Ser. 2014-A, 4.00%, due 1/1/2026	613,016
2,000,000	California Muni. Fin. Au. Std. Hsg. Rev. (CHF-Davis I, LLC-West Village Std. Hsg. Proj.), Ser. 2018, 5.00%, due 5/15/2051	2,262,280
1,300,000	California Sch. Fac. Fin. Au. Rev. (Alliance College - Ready Pub. Sch. Proj.), Ser. 2015-A, 5.00%, due 7/1/2030	1,469,299	(a)
	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev.
2,155,000	Ser. 2016-A, 2.90%, due 6/1/2028	2,327,486
2,450,000	Ser. 2016-A, 2.95%, due 12/1/2028	2,648,940
470,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerage Redak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/2027	235,000	(a)(c)
2,000,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Calplant I Green Bond Proj.), Ser. 2019, 7.50%, due 12/1/2039	320,000	(a)
1,855,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac. LLC, Proj.), Ser. 2019, 7.50%, due 12/1/2040	1,798,423	(a)

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
$4,780,000	California St. Poll. Ctrl. Fin. Au. Wtr. Furnishing Rev., Ser. 2012, 5.00%, due 7/1/2027	$5,069,333	(a)
2,000,000	Emery Unified Sch. Dist. G.O. (Election 2010), Ser. 2011-A, 6.50%, due 8/1/2033 Pre-Refunded 8/1/2021	2,125,180
1,000,000	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev. Ref., Ser. 2018-A-2, 5.00%, due 6/1/2047	1,021,890
2,000,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, (AGM Insured), 6.75%, due 8/1/2040 Pre-Refunded 8/1/2025	2,627,040
590,000	La Verne Cert. of Participation Ref. (Brethren Hillcrest Homes), Ser. 2014, 5.00%, due 5/15/2029 Pre-Refunded 5/15/2022	645,855
2,250,000	Los Angeles Reg. Arpt. Imp. Corp. Lease Rev. Ref. (Laxfuel Corp.), Ser. 2012, 4.50%, due 1/1/2027	2,308,208
3,620,000	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation, Ser. 2005-B, (AGM Insured), 0.00%, due 8/1/2024	3,538,731
5,750,000	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation (Election 2002), Ser. 2009-E, (Assured Guaranty Insured), 0.00%, due 8/1/2029	7,257,132	(d)
5,000,000	Redondo Beach Unified Sch. Dist. G.O., Ser. 2009, 6.38%, due 8/1/2034	6,573,850
4,000,000	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/2026	5,220,760
2,000,000	San Bernardino Comm. College Dist. G.O. Cap. Appreciation (Election), Ser. 2009-B, 6.38%, due 8/1/2034	2,445,120
6,000,000	San Mateo Foster City Sch. Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2010-A, 0.00%, due 8/1/2032	7,220,820	(e)
1,540,000	Successor Agcy. to the Monrovia Redev. Agcy. Tax Allocation Rev. (Cent. Redev. Proj.), Ser. 2013, 5.00%, due 8/1/2026	1,662,861
2,040,000	Sweetwater Union High Sch. Dist. Pub. Fin. Au. Rev., Ser. 2013, (BAM Insured), 5.00%, due 9/1/2025	2,317,542
9,070,000	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C, 6.88%, due 8/1/2037	13,365,280
5,095,000	Victor Valley Joint Union High Sch. Dist. G.O. Cap. Appreciation Bonds, Ser. 2009, (Assured Guaranty Insured), 0.00%, due 8/1/2026	4,811,769
3,000,000	Wiseburn Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-B, (AGM Insured), 0.00%, due 8/1/2036	3,406,800	(f)
		89,473,560
Colorado 5.0%
	Colorado Ed. & Cultural Facs. Au. Rev. (Charter Sch.- Atlas Preparatory Sch. Proj.)
500,000	Ser. 2015, 4.50%, due 4/1/2025	512,315	(a)
1,000,000	Ser. 2015, 5.13%, due 4/1/2035	1,016,280	(a)
1,350,000	Ser. 2015, 5.25%, due 4/1/2045	1,363,216	(a)
	Colorado Ed. & Cultural Facs. Au. Rev. Ref.
100,000	Ser. 2014, 4.00%, due 11/1/2024	104,564
750,000	Ser. 2014, 4.50%, due 11/1/2029	812,910
5,000,000	Denver City & Co. Arpt. Sys. Rev., Ser. 2011-B, 5.00%, due 11/15/2024	5,273,950
2,550,000	Plaza Metro. Dist. Number 1 Tax Allocation Rev., Ser. 2013, 4.00%, due 12/1/2023	2,605,029	(a)
8,000,000	Villages at Castle Rock Co. Metro. Dist. #6 (Cabs - Cobblestone Ranch Proj.), Ser. 2007-2, 0.00%, due 12/1/2037	2,276,240
		13,964,504
Connecticut 0.3%
750,000	Hamden G.O., Ser. 2013, (AGM Insured), 3.13%, due 8/15/2025	786,473
District of Columbia 2.2%
1,615,000	Dist. of Columbia HFA Rev. (Capitol Hill Towers Proj.), Ser. 2011, (Fannie Mae Insured), 4.10%, due 12/1/2026	1,685,430
1,275,000	Dist. of Columbia Rev. (Friendship Pub. Charter Sch.), Ser. 2012, 3.55%, due 6/1/2022	1,303,790
520,000	Dist. of Columbia Rev. (Howard Univ.), Ser. 2011-A, 6.25%, due 10/1/2023 Pre-Refunded 4/1/2021	540,368

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
$650,000	Dist. of Columbia Std. Dorm. Rev. (Provident Group-Howard Prop.), Ser. 2013, 5.00%, due 10/1/2045	$622,161
2,000,000	Metro. Washington Dist. of Columbia Arpt. Au. Sys. Rev., Ser. 2011-C, 5.00%, due 10/1/2026	2,093,960
		6,245,709
Florida 5.3%
800,000	Cap. Trust Agcy. Sr. Living Rev. (H-Bay Ministries, Inc. Superior Residences-Third Tier), Ser. 2018-C, 7.50%, due 7/1/2053	401,048	(a)
1,000,000	Cityplace Comm. Dev. Dist. Spec. Assessment Rev. Ref., Ser. 2012, 5.00%, due 5/1/2026	1,153,120
	Florida Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc.)
470,000	Ser. 2012-A, 5.50%, due 6/15/2022	480,599	(a)
3,120,000	Ser. 2013-A, 6.75%, due 12/15/2027	3,469,502
1,750,000	Ser. 2014-A, 5.75%, due 6/15/2029	1,893,693
1,075,000	Florida Dev. Fin. Corp. Ed. Facs. Rev. Ref. (Pepin Academies, Inc.), Ser. 2016-A, 5.00%, due 7/1/2036	1,054,156
1,200,000	Florida Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Champions Gate Proj.), Ser. 2016-A, 6.38%, due 6/1/2046	840,000	(a)(c)
100,000	Greater Orlando Aviation Au. Arpt. Facs. Ref. Rev. (JetBlue Airways Corp. Proj.), Ser. 2013, 5.00%, due 11/15/2036	101,029
1,135,000	Lakeland Ed. Facs. Rev. Ref. (Florida So. College Proj.), Ser. 2012-A, 5.00%, due 9/1/2027	1,209,978
2,000,000	Lee Co. Arpt. Ref. Rev., Ser. 2011-A, 5.63%, due 10/1/2025	2,088,880
370,000	Lee Co. Ind. Dev. Au. Rev. (Florida Pwr. & Lt. Co. Proj.), Ser. 2016-A, 0.23%, due 12/1/2046	370,000	(b)
920,000	Village Comm. Dev. Dist. Number 11 Spec. Assessment Rev., Ser. 2014, 4.13%, due 5/1/2029	955,622
1,000,000	Village Comm. Dev. Dist. Number 13 Spec. Assessment Rev., Ser. 2019, 3.70%, due 5/1/2050	1,019,450
		15,037,077
Georgia 1.1%
1,750,000	Cobb Co. Dev. Au. Sr. Living Ref. Rev. (Provident Village Creekside Proj.), Ser. 2016-A, 6.00%, due 7/1/2036	1,409,713	(a)(c)
2,000,000	DeKalb Co. Hsg. Au. Sr. Living Rev. Ref. (Baptist Retirement Comm. of Georgia Proj.), Ser. 2019-A, 5.13%, due 1/1/2049	1,544,040	(a)
		2,953,753
Guam 0.4%
1,220,000	Guam Gov't Hotel Occupancy Tax Rev., Ser. 2011-A, 5.75%, due 11/1/2020	1,224,343
Hawaii 2.7%
5,200,000	Hawaii St. Arpt. Sys. Ref. Rev., Ser. 2011, 4.13%, due 7/1/2024	5,353,712
2,250,000	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. (Hawaiian Elec. Co., Inc. - Subsidiary), Ser. 2019, 3.50%, due 10/1/2049	2,314,620
		7,668,332
Illinois 20.4%
5,705,000	Berwyn G.O., Ser. 2013-A, 5.00%, due 12/1/2027	6,114,106

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
	Chicago G.O.
$250,000	Ser. 2002-2002B, 5.13%, due 1/1/2027	$271,885
2,000,000	Ser. 2002-B, 5.00%, due 1/1/2025	2,186,440
1,000,000	Ser. 2019-A, 5.00%, due 1/1/2044	1,091,340
	Chicago Ref. G.O.
1,000,000	Ser. 2005-D, 5.50%, due 1/1/2040	1,076,600
2,500,000	Ser. 2012-C, 5.00%, due 1/1/2024	2,580,250
700,000	Ser. 2014-A, 5.00%, due 1/1/2027	746,473
3,000,000	Ser. 2017-A, 6.00%, due 1/1/2038	3,475,590
	Cook Co. Sch. Dist. Number 83 G.O. (Mannheim)
1,350,000	Ser. 2013-C, 5.45%, due 12/1/2030	1,565,271
1,960,000	Ser. 2013-C, 5.50%, due 12/1/2031	2,275,776
1,560,000	Illinois Fin. Au. Ref. Rev. (Presence Hlth. Network Obligated Group), Ser. 2016-C, 5.00%, due 2/15/2031	1,930,781
2,000,000	Illinois Fin. Au. Rev. Ref. (Northwestern Mem. Hlth. Care Obligated Group), Ser. 2017-A, 4.00%, due 7/15/2047	2,208,580
1,905,000	Illinois Sports Facs. Au. Cap. Appreciation Rev. (St. Tax Supported), Ser. 2001, (AMBAC Insured), 0.00%, due 6/15/2026	1,611,592
	Illinois St. G.O.
3,900,000	Ser. 2012, 4.00%, due 8/1/2025	4,022,382
1,000,000	Ser. 2013, 5.00%, due 7/1/2023	1,077,960
5,200,000	Ser. 2017-D, 5.00%, due 11/1/2028	5,960,344
4,250,000	Illinois St. G.O. Ref., Ser. 2016, 5.00%, due 2/1/2024	4,638,407
450,000	Peoria G.O., Ser. 2016-A, (LOC: BMO Harris Bank N.A.), 0.58%, due 1/1/2031	450,000	(b)
1,180,000	Pingree Grove Village Rev. (Cambridge Lakes Learning Ctr. Proj.), Ser. 2011, 8.00%, due 6/1/2026 Pre-Refunded 6/1/2021	1,254,092
	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.)
945,000	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/2027	1,018,313
1,375,000	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/2028	1,478,551
715,000	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/2029	767,481
	Univ. of Illinois (Hlth. Svc. Facs. Sys.)
2,725,000	Ser. 2013, 5.00%, due 10/1/2027	3,020,908
2,875,000	Ser. 2013, 5.75%, due 10/1/2028	3,248,606
1,500,000	Upper Illinois River Valley Dev. Au. Rev. Ref. (Cambridge Lakes Learning Ctr.), Ser. 2017-A, 5.25%, due 12/1/2047	1,521,735	(a)
1,850,000	Will Co. High Sch. Dist. Number 204 G.O. (Joliet Jr. College), Ser. 2011-A, 6.25%, due 1/1/2031	1,894,640
		57,488,103
Indiana 1.4%
3,055,000	Indiana Trans. Fin. Au. Hwy. Ref. Rev., Ser. 2004-B, (National Public Finance Guarantee Corp. Insured), 5.75%, due 12/1/2021	3,282,628
500,000	Valparaiso Exempt Facs. Rev. (Pratt Paper LLC Proj.), Ser. 2013, 5.88%, due 1/1/2024	532,580
		3,815,208
Kentucky 0.5%
1,350,000	Ashland City, Kentucky Med. Ctr. Ref. Rev. (Ashland Hosp. Corp. DBA Kings Daughter Med. Ctr.), Ser. 2019, (AGM Insured), 3.00%, due 2/1/2040	1,393,821
Louisiana 2.6%
1,500,000	Louisiana Local Gov't Env. Fac. & Comm. (Westlake Chemical Corp.), Ser. 2010-A2, 6.50%, due 11/1/2035	1,515,150
1,715,000	Louisiana Local Gov't. Env. Facs. & Comm. Dev. Au. Rev. Ref. (Westside Habilitation Ctr. Proj.), Ser. 2017-A, 5.75%, due 2/1/2032	1,742,800	(a)
775,000	Louisiana Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A, 7.63%, due 12/15/2028	832,404
700,000	Louisiana St. Local Gov’t Env. Facs. & Comm. Dev. Au. Rev. (Lafourche Parish Gomesa Proj.), Ser. 2019, 3.95%, due 11/1/2043	658,294	(a)

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
$1,655,000	St. Charles Parish Gulf Zone Opportunity Rev. (Valero Energy Corp.), Ser. 2010, 4.00%, due 12/1/2040 Putable 6/1/2022	$1,731,610
800,000	St. John the Baptist Parish LA Rev. Ref. (Marathon Oil Corp. Proj.), Subser. 2017-A-1, 2.00%, due 6/1/2037 Putable 4/1/2023	795,880
		7,276,138
Massachusetts 2.3%
	Massachusetts St. Dev. Fin. Agcy. Rev. (Milford Reg. Med. Ctr.)
200,000	Ser. 2014-F, 5.00%, due 7/15/2024	212,902
415,000	Ser. 2014-F, 5.00%, due 7/15/2025	440,651
200,000	Ser. 2014-F, 5.00%, due 7/15/2026	211,592
190,000	Ser. 2014-F, 5.00%, due 7/15/2027	200,551
150,000	Ser. 2014-F, 5.00%, due 7/15/2028	157,890
	Massachusetts St. Ed. Fin. Au. Rev.
1,150,000	Ser. 2011-J, 5.00%, due 7/1/2023	1,183,281
1,615,000	Ser. 2012-J, 4.70%, due 7/1/2026	1,663,095
2,245,000	Ser. 2013-K, 4.50%, due 7/1/2024	2,354,915
		6,424,877
Michigan 2.3%
1,500,000	Detroit Downtown Dev. Au. Tax Increment Rev. Ref. (Catalyst Dev. Proj.), Ser. 2018-A, (AGM Insured), 5.00%, due 7/1/2048	1,684,230
	Michigan St. Hsg. Dev. Au. Rev.
1,935,000	Ser. 2016-C, 2.05%, due 12/1/2022	1,986,684
1,835,000	Ser. 2016-C, 2.15%, due 6/1/2023	1,896,656
750,000	Michigan St. Strategic Fund Ltd. Oblig. Rev. (Improvement Proj.), Ser. 2018, 5.00%, due 6/30/2048	836,557
100,000	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.38%, due 11/1/2035	100,065
		6,504,192
Minnesota 4.6%
2,250,000	Minneapolis & St. Paul Hsg. & Redev. Au. Hlth. Care Sys. (Children's Hlth. Care Facs.), Ser. 2010-A1, (AGM Insured), 4.50%, due 8/15/2024 Pre-Refunded 8/15/2020	2,252,947
400,000	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Metro Deaf Sch. Proj.), Ser. 2018-A, 5.00%, due 6/15/2038	415,172	(a)
10,440,000	Tender Option Bond Trust Receipts/Cert., Ser. 2020, (LOC: Mizuho Bank Ltd.), 0.66%, due 7/2/2022	10,440,000	(a)(b)
		13,108,119
Mississippi 0.5%
1,500,000	Mississippi St. Bus. Fin. Corp. Rev. Ref. (Sys. Energy Res., Inc. Proj.), Ser. 2019, 2.50%, due 4/1/2022	1,512,750

Nevada 0.6%
	Director of the St. of Nevada Dept. of Bus. & Ind. Rev. (Somerset Academy)
1,300,000	Ser. 2015-A, 4.00%, due 12/15/2025	1,311,622	(a)
500,000	Ser. 2015-A, 5.13%, due 12/15/2045	508,520	(a)
		1,820,142
New Jersey 10.7%
2,500,000	New Jersey Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%, due 9/15/2023	2,558,650
1,230,000	New Jersey Econ. Dev. Au. Rev. (Sch. Facs. Construction), Ser. 2019-LLL, 5.00%, due 6/15/2028	1,478,165

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
	New Jersey Econ. Dev. Au. Rev. (The Goethals Bridge Replacement Proj.)
$500,000	Ser. 2013, 5.25%, due 1/1/2025	$564,875
500,000	Ser. 2013, 5.50%, due 1/1/2026	567,245
	New Jersey Econ. Dev. Au. Rev. (United Methodist Homes of New Jersey Obligated Group)
1,420,000	Ser. 2013, 3.50%, due 7/1/2024	1,400,574
1,470,000	Ser. 2013, 3.63%, due 7/1/2025	1,449,479
1,520,000	Ser. 2013, 3.75%, due 7/1/2026	1,498,568
765,000	Ser. 2013, 4.00%, due 7/1/2027	764,977
180,000	New Jersey Econ. Dev. Au. Rev. Ref. (Sch. Facs. Construction), Ser. 2005-K, (AMBAC Insured), 5.25%, due 12/15/2020	182,896
2,065,000	New Jersey Higher Ed. Assist. Au. Rev. (Std. Loan Rev.), Ser. 2012-1A, 4.38%, due 12/1/2026	2,175,126
	New Jersey St. Econ. Dev. Au. Sch. Rev. (Beloved Comm. Charter, Sch., Inc. Proj.)
1,105,000	Ser. 2019-A, 5.00%, due 6/15/2049	1,150,471	(a)
725,000	Ser. 2019-A, 5.00%, due 6/15/2054	749,882	(a)
8,250,000	New Jersey St. Trans. Trust Fund Au., Ser. 2019-BB, 4.00%, due 6/15/2050	8,780,888
	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev. Ref.
1,250,000	Ser. 2018-A, 5.00%, due 12/15/2036	1,462,350
4,000,000	Ser. 2018-A, 4.25%, due 12/15/2038	4,393,960
1,000,000	Ser. 2018-A, (BAM Insured), 4.00%, due 12/15/2037	1,141,210
		30,319,316
New Mexico 0.5%
	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr. Lien Rev. (Gross Receipts Tax Increment Bond)
500,000	Ser. 2015, 5.25%, due 5/1/2025	502,745	(a)
1,000,000	Ser. 2015, 5.75%, due 5/1/2030	1,008,970	(a)
		1,511,715
New York 12.3%
225,000	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Charter Sch. for Applied Technologies Proj.), Ser. 2017-A, 5.00%, due 6/1/2035	246,744
625,000	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Orchard Park), Ser. 2015, 5.00%, due 11/15/2029	668,569
	Build NYC Res. Corp. Rev.
1,100,000	Ser. 2014, 5.00%, due 11/1/2024	1,191,520
835,000	Ser. 2014, 5.25%, due 11/1/2029	900,631
975,000	Ser. 2014, 5.50%, due 11/1/2044	1,030,302
250,000	Build NYC Res. Corp. Rev. (Metro. Lighthouse Charter Sch. Proj.), Ser. 2017-A, 5.00%, due 6/1/2047	260,543	(a)
825,000	Build NYC Res. Corp. Rev. (New Dawn Charter Sch. Proj.), Ser. 2019, 5.75%, due 2/1/2049	863,247	(a)
	Build NYC Res. Corp. Rev. (South Bronx Charter Sch. for Int'l Cultures and the Arts)
305,000	Ser. 2013-A, 3.88%, due 4/15/2023	308,309
1,450,000	Ser. 2013-A, 5.00%, due 4/15/2043	1,471,808
910,000	Build NYC Res. Corp. Solid Waste Disp. Ref. Rev. (Pratt Paper, Inc. Proj.), Ser. 2014, 4.50%, due 1/1/2025	957,657	(a)
	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.)
700,000	Ser. 2014, 5.00%, due 7/1/2023	764,379
735,000	Ser. 2014, 5.00%, due 7/1/2024	823,207
390,000	Ser. 2018, 5.00%, due 7/1/2030	465,520
1,400,000	Jefferson Co. IDA Solid Waste Disp. Rev. (Green Bond-Reenergy Black River LLC Proj.), Ser. 2014, 5.25%, due 1/1/2024	1,328,768	(a)
1,800,000	New York City G.O., Subser. 2010-G-4, (LOC: Barclays Bank PLC), 0.14%, due 3/1/2039	1,800,000	(b)

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
$500,000	New York Liberty Dev. Corp. Ref. Rev. (3 World Trade Ctr. Proj.), Ser. 2014-2, 5.38%, due 11/15/2040	$529,170	(a)
3,200,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/2028 Pre-Refunded 7/1/2023	3,649,216
2,300,000	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Montefiore Oblig. Group), Ser. 2018-A, 5.00%, due 8/1/2035	2,771,937
2,000,000	New York St. Mtge. Agcy. Homeowner Mtge. Ref. Rev., Ser. 2014-189, 3.45%, due 4/1/2027	2,136,320
70,000	New York St. Mtge. Agcy. Homeowner Mtge. Rev., Ser. 2007-142, (LOC: Royal Bank of Canada), 0.19%, due 10/1/2037	70,000	(b)
2,000,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (Delta Airlines, Inc.-LaGuardia Arpt. Term. C&D Redev.), Ser. 2018, 5.00%, due 1/1/2033	2,184,980
3,000,000	New York St. Urban Dev. Corp. Rev., Ser. 2020-A, 4.00%, due 3/15/2045	3,537,450
	Newburgh G.O. (Deficit Liquidation)
520,000	Ser. 2012-B, 5.00%, due 6/15/2021	535,917
550,000	Ser. 2012-B, 5.00%, due 6/15/2022	585,755
1,435,000	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.), Ser. 2012-A, 5.00%, due 5/1/2023 Pre-Refunded 5/1/2022	1,540,831
1,155,000	Suffolk Co. Judicial Facs. Agcy. Lease Rev. (H. Lee Dennison Bldg.), Ser. 2013, 4.25%, due 11/1/2026	1,216,134
2,000,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/2028	2,307,780
600,000	Westchester Co. Local Dev. Corp. Rev. Ref. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%, due 6/1/2030	579,624	(a)
		34,726,318
North Carolina 1.1%
1,115,000	North Carolina Med. Care Commission Hlth. Care Facs. Rev. (Lutheran Svc. For Aging, Inc.), Ser. 2012-A, 4.25%, due 3/1/2024	1,126,150
1,070,000	North Carolina Med. Care Commission Retirement Facs. Rev., Ser. 2013, 5.13%, due 7/1/2023	1,087,067
700,000	North Carolina Med. Care Commission Retirement Facs. Rev. (Twin Lakes Comm.), Ser. 2019-A, 5.00%, due 1/1/2049	738,794
		2,952,011
Ohio 6.2%
9,220,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Ref. Rev., Ser. 2020-B-2, Class 2, 5.00%, due 6/1/2055	10,160,624
2,060,000	Cleveland Arpt. Sys. Rev. Ref., Ser. 2012-A, 5.00%, due 1/1/2027 Pre-Refunded 1/1/2022	2,200,513
500,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (AMG Vanadium LLC), Ser. 2019, 5.00%, due 7/1/2049	508,970	(a)
1,000,000	Ohio St. Air Quality Dev. Au. Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2014-B, 2.60%, due 6/1/2041 Putable 10/1/2029	1,040,790
3,500,000	Port Au. of Greater Cincinnati Dev. Rev. (Convention Ctr. Hotel Acquisition and Demolition Proj.), Ser. 2020-A, 3.00%, due 5/1/2023	3,504,585
		17,415,482
Oklahoma 1.1%
2,000,000	Oklahoma St. Dev. Fin. Au. Hlth. Sys. Rev. (OU Medicine Proj.), Ser. 2018-B, 5.00%, due 8/15/2033	2,385,680
	Tulsa Arpt. Imp. Trust Ref. Rev.
250,000	Ser. 2015-A, (BAM Insured), 5.00%, due 6/1/2024	288,230
400,000	Ser. 2015-A, (BAM Insured), 5.00%, due 6/1/2025	459,540
		3,133,450
Oregon 0.0%(g)
30,000	Oregon St. Hsg. & Comm. Svc. Dept. Multi-Family Rev., Ser. 2012-B, (FHA Insured), 3.50%, due 7/1/2027	30,331

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
Pennsylvania 6.6%
	Indiana Co. Ind. Dev. Au. Rev. (Std. Cooperative Assoc., Inc.)
$500,000	Ser. 2012, 3.50%, due 5/1/2025	$516,310
350,000	Ser. 2012, 3.60%, due 5/1/2026	361,246
2,830,000	Lancaster Co. Hosp. Au. Ref. Rev. (Hlth. Centre-Landis Homes Retirement Comm. Proj.), Ser. 2015-A, 4.25%, due 7/1/2030	2,836,113
1,250,000	Lancaster Ind. Dev. Au. Rev. (Garden Spot Village Proj.), Ser. 2013, 5.38%, due 5/1/2028 Pre-Refunded 5/1/2023	1,402,212
3,430,000	Norristown Area Sch. Dist. Cert. of Participation (Installment Purchase), Ser. 2012, 4.50%, due 4/1/2027 Pre-Refunded 4/1/2022	3,659,227
2,625,000	Pennsylvania Econ. Dev. Fin. Au. Exempt Facs. Rev. Ref. (Amtrak Proj.), Ser. 2012-A, 5.00%, due 11/1/2024	2,881,436
2,350,000	Pennsylvania Econ. Dev. Fin. Au. Rev. Ref. (Tapestry Moon Sr. Hsg. Proj.), Ser. 2018-A, 6.75%, due 12/1/2053	2,259,619	(a)
500,000	Pennsylvania St. Econ. Dev. Fin. Au. Solid Waste Disp. Rev. (CarbonLite P LLC Proj.), Ser. 2019, 5.75%, due 6/1/2036	491,300	(a)
	Pennsylvania St. Turnpike Commission Rev.
150,000	Subser. 2010-B2, 6.00%, due 12/1/2034 Pre-Refunded 12/1/2020	152,835
705,000	Subser. 2010-B2, 6.00%, due 12/1/2034 Pre-Refunded 12/1/2020	718,324
145,000	Subser. 2010-B2, 6.00%, due 12/1/2034 Pre-Refunded 12/1/2020	147,741
3,000,000	Pennsylvania St. Turnpike Commission Turnpike Rev., Subser. 2019-A, 4.00%, due 12/1/2049	3,292,200
		18,718,563
Puerto Rico 6.3%
16,373,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	17,691,845
South Carolina 1.5%
1,500,000	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (River Park Sr. Living Proj.), Ser. 2017-A, 7.75%, due 10/1/2057	1,387,560
2,325,000	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Jasper Pellets LLC, Proj.), Ser. 2018-A, 7.00%, due 11/1/2038	2,194,707	(a)
750,000	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Repower South Berkeley LLC Proj.), Ser. 2017, 6.25%, due 2/1/2045	607,268	(a)
		4,189,535
Tennessee 0.8%
2,000,000	Tennessee St. Energy Acquisition Corp. Gas Rev. (Goldman Sachs Group, Inc.), Ser. 2006-A, 5.25%, due 9/1/2023	2,268,000
Texas 5.2%
250,000	Anson Ed. Facs. Corp. Ed. Rev. (Arlington Classics Academy), Ser. 2016-A, 5.00%, due 8/15/2045	268,930
	Arlington Higher Ed. Fin. Corp. Rev. (Universal Academy)
425,000	Ser. 2014-A, 5.88%, due 3/1/2024	448,936
1,000,000	Ser. 2014-A, 6.63%, due 3/1/2029	1,096,370
730,000	Austin Comm. College Dist. Pub. Fac. Corp. Lease Rev., Ser. 2018-C, 4.00%, due 8/1/2042	832,047
475,000	Clifton Higher Ed. Fin. Corp. Rev. (Uplift Ed.), Ser. 2013-A, 3.10%, due 12/1/2022	480,975
250,000	Dallas Co. Flood Ctrl. Dist. Ref. G.O., Ser. 2015, 5.00%, due 4/1/2028	264,033	(a)
2,000,000	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-B, 4.75%, due 11/1/2042	2,067,960
1,000,000	Harris Co. Cultural Ed. Facs. Fin. Corp. Rev. (Brazos Presbyterian Homes, Inc. Proj.), Ser. 2013-B, 5.75%, due 1/1/2028	1,053,390

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
	Houston Higher Ed. Fin. Corp. Rev. (Cosmos Foundation)
$165,000	Ser. 2012-A, 4.00%, due 2/15/2022	$170,641
1,000,000	Ser. 2012-A, 5.00%, due 2/15/2032	1,047,940
	New Hope Cultural Ed. Facs. Fin. Corp. Rev. (Beta Academy)
545,000	Ser. 2019, 5.00%, due 8/15/2039	566,124	(a)
520,000	Ser. 2019, 5.00%, due 8/15/2049	535,465	(a)
1,225,000	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Bridgemoor Plano Proj.), Ser. 2018-A, 7.25%, due 12/1/2053	1,146,539
500,000	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Cardinal Bay, Inc. Village On The Park Carriage), Ser. 2016-C, 5.75%, due 7/1/2051	425,750
1,250,000	Texas Private Activity Bond Surface Trans. Corp. Sr. Lien Rev. Ref. (North Tarrant Express Managed Lanes Proj.), Ser. 2019-A, 4.00%, due 12/31/2039	1,393,112
1,500,000	Texas Pub. Fin. Au. Rev. (So. Univ. Fin. Sys.), Ser. 2013, (BAM Insured), 5.00%, due 11/1/2021	1,567,725
1,000,000	Texas St. Private Activity Bond Surface Trans. Corp. Rev. (Segment 3C Proj.), Ser. 2019, 5.00%, due 6/30/2058	1,167,170
		14,533,107
Utah 3.2%
	Salt Lake City Arpt. Rev.
1,000,000	Ser. 2017-A, 5.00%, due 7/1/2042	1,187,250
2,000,000	Ser. 2017-A, 5.00%, due 7/1/2047	2,357,300
1,000,000	Ser. 2018-A, 5.00%, due 7/1/2043	1,205,860
3,000,000	Salt Lake Co. Hosp. Rev. (IHC Hlth. Svc., Inc.), Ser. 2001, (AMBAC Insured), 5.40%, due 2/15/2028	3,570,690
500,000	Utah Charter Sch. Fin. Au. Rev. (Spectrum Academy Proj.), Ser. 2015, 6.00%, due 4/15/2045	500,355	(a)
	Utah Hsg. Corp. Single Family Mtge. Rev.
50,000	Ser. 2011-A2, Class I, 5.25%, due 7/1/2021	50,734
55,000	Ser. 2011-A2, Class I, 5.45%, due 7/1/2022	55,976
		8,928,165
Vermont 2.3%
	Vermont Std. Assist. Corp. Ed. Loan Rev.
1,600,000	Ser. 2012-A, 5.00%, due 6/15/2021	1,646,176
210,000	Ser. 2013-A, 4.25%, due 6/15/2024	219,253
480,000	Ser. 2013-A, 4.35%, due 6/15/2025	500,861
720,000	Ser. 2013-A, 4.45%, due 6/15/2026	750,449
230,000	Ser. 2013-A, 4.55%, due 6/15/2027	239,556
1,800,000	Ser. 2014-A, 5.00%, due 6/15/2024	2,025,954
1,105,000	Ser. 2015-A, 4.13%, due 6/15/2027	1,191,488
		6,573,737
Virginia 0.2%
530,000	Fairfax Co. Econ. Dev. Au. Residential Care Fac. Rev. (Vinson Hall LLC), Ser. 2013-A, 4.00%, due 12/1/2022	541,135
Washington 2.9%
6,700,000	Vancouver Downtown Redev. Au. Rev. (Conference Ctr. Proj.), Ser. 2013, 4.00%, due 1/1/2028	7,284,642
790,000	Washington St. Hlth. Care Fac. Au. Rev. Ref. (Virginia Mason Med. Ctr.), Ser. 2017, 5.00%, due 8/15/2026	900,853
		8,185,495
Wisconsin 2.5%
870,000	Pub. Fin. Au. Ed. Rev. (Pine Lake Preparatory, Inc.), Ser. 2015, 4.95%, due 3/1/2030	914,240	(a)
200,000	Pub. Fin. Au. Ed. Rev. (Resh Triangle High Sch. Proj.), Ser. 2015-A, 5.38%, due 7/1/2035	206,820	(a)
2,800,000	Pub. Fin. Au. Hsg. Rev. (Dogwood Hsg., Inc. Southeast Portfolio Proj.), Ser. 2016-A, 4.25%, due 12/1/2051	2,497,628

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
$1,330,000	Pub. Fin. Au. Rev. Ref. (Roseman Univ. Hlth. Sciences Proj.), Ser. 2015, 5.00%, due 4/1/2025	$1,402,751
2,000,000	Pub. Fin. Au. Sr. Rev. (Wonderful Foundations Charter Sch. Portfolio Proj.), Ser. 2020-A-1, 5.00%, due 1/1/2055	2,035,580	(a)
		7,057,019
Other 6.3%
	JP Morgan Chase Putters/Drivers Trust Var. Sts. (Putters)
14,400,000	Ser. 2019-5027, (LOC: JP Morgan Chase Bank N.A.), 0.42%, due 6/1/2021	14,400,000	(a)(b)
3,375,000	Ser. 2020-5033, (LOC: JP Morgan Chase Bank N.A.), 0.42%, due 2/16/2022	3,375,000	(a)(b)
		17,775,000
	Total Investments 159.6% (Cost $413,675,192)	450,249,998
	Other Assets Less Liabilities 0.8%	2,279,159
	Liquidation Value of Variable Rate Municipal Term Preferred Shares (net of unamortized deferred offering costs of $24,133) (60.4)%	(170,375,867)
	Net Assets Applicable to Common Stockholders 100.0%	$282,153,290

(a)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2020, these securities amounted to $83,522,717, which represents 29.6% of net assets applicable to common stockholders of the Fund.
(b)	Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2020.
(c)	Defaulted security.
(d)	Currently a zero coupon security; will convert to 5.50% on August 1, 2021.
(e)	Currently a zero coupon security; will convert to 6.13% on August 1, 2023.
(f)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.
(g)	Represents less than 0.05% of net assets applicable to common stockholders of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$450,249,998	$—	$450,249,998
Total Investments	$—	$450,249,998	$—	$450,249,998

(a)   The Schedule of Investments provides a categorization by state/territory for the portfolio.

^    A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

July 31, 2020

Notes to Schedule of Investments Neuberger Berman Municipal Fund Inc. (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Municipal Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in municipal notes is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal notes include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820: “Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”) (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Notes to Schedule of Investments Neuberger Berman Municipal Fund Inc. (Unaudited) (cont’d)

Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has, among other things, disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.